GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

Goodwill of $2.8 million as of September 30, 2023 and December 31, 2022 consist of the following acquisitions (in thousands):

Acquisitions	September 30, 2023	December 31, 2022

BioModeling	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	172

Total goodwill	$2,843	$2,843

Goodwill of $2.8 million as of December 31, 2022 and 2021 consist of the following acquisitions (in thousands):

	December 31,
Acquisitions	2022	2021
BioModeling	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	172
Total goodwill	$2,843	$2,843

SCHEDULE OF IDENTIFIABLE INTANGIBLES

As of September 30, 2023 and December 31, 2022, identifiable intangible assets were as follows (in thousands):

	September 30, 2023	December 31, 2022

Patents and developed technology	$2,302	$2,136
Trade name	330	330
Other	27	27

Total intangible assets	2,659	2,493
Less accumulated amortization	(2,226)	(2,191)

Net intangible assets	$433	$302

As of December 31, 2022 and 2021, identifiable intangible assets were as follows (in thousands):

	December 31,
	2022	2021
Patents and developed technology	$2,136	$2,136
Trade name	330	330
Other	27	27

Total intangible assets	2,493	2,493
Less accumulated amortization	(2,191)	(2,152)

Net intangible assets	$302	$341

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE INTANGIBLE ASSETS
Nine Months Ending September 30,

2023 (remaining three months)	12
2024	50
2025	50
2026	35
2027	29
Thereafter	257

Total	$433

As of December 31,

2023	39
2024	39
2025	39
2026	23
2027	18
Thereafter	144
Total	$302